Carillon Life Account was established as a separate account and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Subaccounts of this separate account currently invest in designated portfolios of eight series-type mutual funds as follows:
(1) Zenith Portfolio, Bond Portfolio, Russell 2000 Index Portfolio,
S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced
Index Portfolio and Nasdaq-100 Index Portfolio of the Pinnacle Series of Summit Mutual Funds, Inc.
(2) MFS Emerging Growth Series, MFS Growth With Income Series,
MFS High Income Series, MFS New Discovery Series and MFS Total
Return Series of MFS Variable Insurance Trust;
(3) American Century VP Income & Growth Portfolio and American
Century VP Value Portfolio;
(4) Capital Growth Portfolio, International Portfolio and Money Market Portfolio of Scudder Variable Life Investment Fund;
(5) Templeton International Securities Fund Class 2 of Templeton
Variable Products Series Fund;
(6) AIM V.I. Capital Appreciation Fund and AIM VI Growth Fund of
AIM Variable Insurance Funds, Inc.
(7) Oppenheimer Global Securities Fund/VA and Oppenheimer Main
Street Growth & Income Fund/VA of Oppenheimer Variable Account Funds; and
(8) Neuberger Berman Advisers Management Trust Guardian Portfolio.
FOR THIS N-30D FILING FOR CARILLON ACCOUNT, PLEASE REFER
TO THE FOLLOWING EDGAR FILINGS:
Summit Mutual Funds, Inc.
Accession #: 0000912057-01-006942
Scudder Variable Life Investment Fund
Accession #: 0000088053-01-000285
Franklin Templeton Variable Insurance Products Trust
Accession #: 0000837274-01-000016
MFS Growth With Income Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-000081
MFS High Income Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-000077
MFS Emerging Growth Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-000080
MFS Total Return Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-000086
MFS New Discovery Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-000082
AIM Variable Insurance Funds, Inc.
Accession #: 0000899243-01-000534
American Century Variable Portfolios, Inc.
Accession #: 0000814680-01-000002
Neuberger Berman Advisers Management Trust
Accession #: 0000912057-01-006763
Oppenheimer Global Securities Portfolio/VA
Accession #: 0001086144-01-500009
Oppenheimer Main Street Growth & Income Portfolio/VA
Accession #: 0001086144-01-500017